Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	[1]	$ 706,040	$ 537,972	$ 322,843
Cost of revenue		(228,938)	(182,898)	(160,240)
Gross profit		477,102	355,074	162,603
Operating expenses
Selling and marketing		(220,361)	(165,150)	(95,290)
General and administrative		(77,766)	(101,521)	(83,694)
Technology and product development		(109,130)	(89,992)	(74,743)
Impairment of long-lived assets and goodwill		0	0	(5,106)
Other operating expense, net		(4,546)	0	0
Total operating expenses		(411,803)	(356,663)	(258,833)
(Loss) / Gain from equity investments		(1,060)	(164)	342
Operating income (loss)		64,239	(1,753)	(95,888)
Financial results, net		(36,633)	(45,459)	(10,207)
Income / (Loss) before income taxes		27,606	(47,212)	(106,095)
Income tax (expense) benefit		(3,116)	(21,309)	230
Net income / (loss) for the year		24,490	(68,521)	(105,865)
Net loss attributable to redeemable non-controlling interest		0	0	(1,237)
Net income / (loss) attributable to Despegar.com, Corp.		$ 24,490	$ (68,521)	$ (104,628)
Losses per share available to common shareholders (Note 26):
Basic (in USD per share)		$ (0.09)	$ (1.28)	$ (1.75)
Diluted (in USD per share)		$ (0.09)	$ (1.28)	$ (1.75)
Shares used in computing losses per share (in thousands):
Basic (in shares)		77,170	76,823	76,653
Diluted (in shares)		77,170	76,823	76,653

[1]	Includes $40,288, $24,220 and $19,205 for related party transactions for the years 2023, 2022 and 2021, respectively. See Note 24.